4. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 11) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Derivatives Not Designated [Member]
Disclosure of detailed information about financial instruments [line items]
Liabilities amortized cost	R$ 0.0	R$ 0.0
Liabilities at fair value through other comprehensive income - Equity instruments	0.0	0.0
Liabilities at fair value through other comprehensive income - Debt instruments	0.0	0.0
Liabilities fair value through profit and loss	(124.2)	(90.7)
Liabilities fair value	(124.2)	(90.7)
Derivatives Designated as Hedge Accounting [Member]
Disclosure of detailed information about financial instruments [line items]
Liabilities amortized cost	0.0	0.0
Liabilities at fair value through other comprehensive income - Equity instruments	0.0	0.0
Liabilities at fair value through other comprehensive income - Debt instruments	0.0	0.0
Liabilities fair value through profit and loss	(110.8)	(208.8)
Liabilities fair value	(110.8)	(208.8)
Trade Accounts Payable [Member]
Disclosure of detailed information about financial instruments [line items]
Liabilities amortized cost	(5,732.3)	(6,642.2)
Liabilities at fair value through other comprehensive income - Equity instruments	0.0	0.0
Liabilities at fair value through other comprehensive income - Debt instruments	0.0	0.0
Liabilities fair value through profit and loss	0.0	0.0
Liabilities fair value	(5,732.3)	(6,642.2)
Supply Chain Finance [Member]
Disclosure of detailed information about financial instruments [line items]
Liabilities amortized cost	(885.8)	(715.2)
Liabilities at fair value through other comprehensive income - Equity instruments	0.0	0.0
Liabilities at fair value through other comprehensive income - Debt instruments	0.0	0.0
Liabilities fair value through profit and loss	0.0	0.0
Liabilities fair value	(885.8)	(715.2)
Loans And Financing [Member]
Disclosure of detailed information about financial instruments [line items]
Liabilities amortized cost	(22,165.4)	(20,444.4)
Liabilities at fair value through other comprehensive income - Equity instruments	0.0	0.0
Liabilities at fair value through other comprehensive income - Debt instruments	0.0	0.0
Liabilities fair value through profit and loss	0.0	0.0
Liabilities fair value	(22,165.4)	(20,444.4)
Finance Lease Payable [Member]
Disclosure of detailed information about financial instruments [line items]
Liabilities amortized cost	(215.4)	(232.6)
Liabilities at fair value through other comprehensive income - Equity instruments	0.0	0.0
Liabilities at fair value through other comprehensive income - Debt instruments	0.0	0.0
Liabilities fair value through profit and loss	0.0	0.0
Liabilities fair value	(215.4)	(232.6)
Cash and Bank Accounts [Member]
Disclosure of detailed information about financial instruments [line items]
Assets amortized cost	722.9	1,670.1
Assets at fair value through other comprehensive income - Equity instruments	0.0	0.0
Assets at fair value through other comprehensive income - Debt instruments	0.0	0.0
Liabilities fair value through profit and loss	0.0	0.0
Assets fair value	722.9	1,670.1
Cash Equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Assets amortized cost	0.0	0.0
Assets at fair value through other comprehensive income - Equity instruments	0.0	0.0
Assets at fair value through other comprehensive income - Debt instruments	0.0	0.0
Liabilities fair value through profit and loss	4,146.7	4,340.7
Assets fair value	4,146.7	4,340.7
Marketable Securities [Member]
Disclosure of detailed information about financial instruments [line items]
Assets amortized cost	331.4	257.0
Assets at fair value through other comprehensive income - Equity instruments	139.5	328.8
Assets at fair value through other comprehensive income - Debt instruments	16.4	15.4
Liabilities fair value through profit and loss	310.4	196.0
Assets fair value	797.7	797.2
Restricted Cash [Member]
Disclosure of detailed information about financial instruments [line items]
Assets amortized cost	861.6	535.6
Assets at fair value through other comprehensive income - Equity instruments	0.0	0.0
Assets at fair value through other comprehensive income - Debt instruments	0.0	0.0
Liabilities fair value through profit and loss	0.0	0.0
Assets fair value	861.6	535.6
Trade Receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Assets amortized cost	2,409.7	3,925.3
Assets at fair value through other comprehensive income - Equity instruments	0.0	0.0
Assets at fair value through other comprehensive income - Debt instruments	0.0	0.0
Liabilities fair value through profit and loss	203.2	0.0
Assets fair value	2,612.9	3,925.3
Other Credits [Member]
Disclosure of detailed information about financial instruments [line items]
Assets amortized cost	204.1	229.5
Assets at fair value through other comprehensive income - Equity instruments	0.0	0.0
Assets at fair value through other comprehensive income - Debt instruments	0.0	0.0
Liabilities fair value through profit and loss	0.0	0.0
Assets fair value	204.1	229.5
Derivatives Not Designated [Member]
Disclosure of detailed information about financial instruments [line items]
Assets amortized cost	0.0	0.0
Assets at fair value through other comprehensive income - Equity instruments	0.0	0.0
Assets at fair value through other comprehensive income - Debt instruments	0.0	0.0
Liabilities fair value through profit and loss	41.4	63.1
Assets fair value	41.4	63.1
Derivatives Designated as Hedge Accounting [Member]
Disclosure of detailed information about financial instruments [line items]
Assets amortized cost	0.0	0.0
Assets at fair value through other comprehensive income - Equity instruments	0.0	0.0
Assets at fair value through other comprehensive income - Debt instruments	0.0	0.0
Liabilities fair value through profit and loss	140.9	27.5
Assets fair value	R$ 140.9	27.5
Other Receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Assets amortized cost		28.9
Assets at fair value through other comprehensive income - Equity instruments		0.0
Assets at fair value through other comprehensive income - Debt instruments		0.0
Liabilities fair value through profit and loss		0.0
Assets fair value		R$ 28.9